SHARE BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($) $ / shares
Employee Stock Option [Member]
SHARE BASED COMPENSATION [Line Items]
Weighted average fair value of options granted (in dollars per share) | $ / shares	$ 0.64
Unrecognized compensation expense related to unvested share-based compensation arrangements	$ 2,595
Period for recognition of unrecognized compensation costs	3 years 6 months
Restricted Share Units [Member]
SHARE BASED COMPENSATION [Line Items]
Unrecognized compensation expense related to unvested share-based compensation arrangements	$ 738
Period for recognition of unrecognized compensation costs	2 years 2 months 12 days
Aggregate compensation cost for RSUs	$ 101